Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of intangible assets [Abstract]
Customer relationships	$ 20,339,875	$ 20,117,564
Software copyright	5,107,410
Total	25,447,285	20,117,564
Less: accumulative amortization	(2,448,169)	(543,718)
Intangible assets, net	$ 22,999,116	$ 19,573,846